Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments

	2025	2024
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,749	16,713
Performance guarantees, acceptances and endorsements	8,625	8,633
Total contingent liabilities and financial guarantees	25,374	25,346
• Of which: Financial guarantees and letters of credit carried at fair value	905	988

Documentary credits and other short-term trade related transactions	1,103	1,433
Standby facilities, credit lines and other commitments	423,503	421,716
Total commitments[1]	424,606	423,149
• Of which: Loan commitments carried at fair value	21,292	15,350
Note:
1Includes exposures relating to financial assets classified as assets held for sale.